John Hancock
Income Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 16.3%					$291,568,515
(Cost $304,212,021)
U.S. Government 11.1%					198,329,499
U.S. Treasury
Bond	2.000	02-15-50		37,361,000	23,919,797
Bond	2.375	02-15-42		6,340,000	4,843,661
Bond	2.500	02-15-45		5,970,000	4,483,563
Bond	2.750	11-15-42		5,190,000	4,171,463
Bond	3.000	02-15-49		730,000	580,721
Note	0.750	11-15-24		8,670,000	8,595,718
Note	0.875	09-30-26		9,480,000	8,914,163
Note	1.875	02-15-32		50,053,000	43,725,981
Note	2.625	05-31-27		980,000	949,796
Note	2.750	08-15-32		40,415,000	37,375,982
Note	2.875	05-15-32		32,710,000	30,601,738
Note	3.500	02-15-33		31,010,000	30,166,916
U.S. Government Agency 5.2%					93,239,016
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	07-01-52		5,570,316	5,429,444
30 Yr Pass Thru	4.500	08-01-52		3,911,464	3,811,321
30 Yr Pass Thru	4.500	12-01-52		5,058,939	4,978,427
30 Yr Pass Thru	4.500	05-01-53		13,945,926	13,750,128
30 Yr Pass Thru	5.000	07-01-52		7,555,232	7,608,731
30 Yr Pass Thru	5.000	08-01-52		2,388,231	2,399,172
30 Yr Pass Thru	5.000	10-01-52		3,544,099	3,557,012
30 Yr Pass Thru	5.000	11-01-52		1,911,051	1,909,205
30 Yr Pass Thru	5.000	11-01-52		3,391,170	3,406,704
30 Yr Pass Thru	5.000	04-01-54		7,004,836	7,001,901
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		6,712,703	6,582,797
30 Yr Pass Thru	4.500	08-01-52		8,023,103	7,910,460
30 Yr Pass Thru	4.500	09-01-52		5,251,608	5,149,977
30 Yr Pass Thru	5.000	09-01-52		7,158,643	7,144,458
30 Yr Pass Thru	5.000	11-01-52		3,526,244	3,539,092
30 Yr Pass Thru	5.000	04-01-54		4,263,190	4,276,058

30 Yr Pass Thru	5.000	05-01-54		4,795,129	4,784,129
Foreign government obligations 25.0%					$448,261,107
(Cost $458,203,151)
Australia 2.7%					47,887,392
Airservices Australia	5.400	11-15-28	AUD	3,880,000	2,710,554
New South Wales Treasury Corp.	1.500	02-20-32	AUD	6,765,000	3,718,791
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,850,000	4,887,054
New South Wales Treasury Corp.	2.250	05-07-41	AUD	5,140,000	2,331,904
New South Wales Treasury Corp.	4.250	02-20-36	AUD	7,175,000	4,591,823
Queensland Treasury Corp. (A)	2.250	11-20-41	AUD	4,995,000	2,250,108
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	7,580,000	4,969,870
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,040,000	3,500,539
South Australian Government Financing Authority	1.750	05-24-34	AUD	8,985,000	4,646,357
South Australian Government Financing Authority	4.750	05-24-38	AUD	4,080,000	2,668,745
Treasury Corp. of Victoria	2.000	11-20-37	AUD	5,160,000	2,433,693
Treasury Corp. of Victoria	2.250	11-20-34	AUD	3,905,000	2,079,161
Treasury Corp. of Victoria	4.250	12-20-32	AUD	6,860,000	4,517,444
Treasury Corp. of Victoria	4.750	09-15-36	AUD	3,920,000	2,581,349
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Austria 0.4%					$7,635,047
Republic of Austria (A)	0.500	02-20-29	EUR	1,550,000	1,563,536
Republic of Austria (A)	2.900	02-20-33	EUR	5,410,000	6,071,511
Brazil 0.9%					15,470,076
Federative Republic of Brazil	10.000	01-01-25	BRL	42,225,000	7,589,472
Federative Republic of Brazil	10.000	01-01-27	BRL	45,325,000	7,880,604
Canada 2.3%					41,933,036
CDP Financial, Inc.	4.200	12-02-30	CAD	4,045,000	3,111,467
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,181,509
Government of Canada	2.500	12-01-32	CAD	3,710,000	2,632,031
Government of Canada	2.750	06-01-33	CAD	3,320,000	2,394,371
OMERS Finance Trust (A)	5.500	11-15-33		4,275,000	4,597,946
Ontario Teachers’ Finance Trust (A)(B)	4.625	04-10-29		1,815,000	1,855,433
Province of Alberta	3.100	06-01-50	CAD	7,440,000	4,521,747
Province of British Columbia	2.850	06-18-25	CAD	2,443,000	1,797,957
Province of British Columbia	4.200	07-06-33		3,695,000	3,663,487
Province of Ontario	3.100	01-31-34	EUR	2,420,000	2,701,951
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,573,449
Province of Quebec	0.200	04-07-25	EUR	1,860,000	2,019,097
Province of Quebec	4.250	12-01-43	CAD	5,270,000	3,901,047
Province of Quebec	4.500	09-08-33		3,926,000	3,981,544
China 0.2%					3,057,433
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	3,057,433
Finland 0.7%					12,952,304
Kuntarahoitus OYJ	2.875	01-18-28	EUR	3,600,000	4,017,244
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (C)	6.010	01-10-25	NOK	28,000,000	2,651,745
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,248,782
Republic of Finland (A)	3.000	09-15-33	EUR	2,695,000	3,034,533
Germany 0.7%					11,785,795
Federal Republic of Germany	2.200	02-15-34	EUR	8,685,000	9,538,230
Federal Republic of Germany	2.500	03-13-25	EUR	2,040,000	2,247,565
India 1.4%					24,377,219
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	2,997,092
Republic of India	5.220	06-15-25	INR	395,190,000	4,657,454
Republic of India	6.100	07-12-31	INR	166,260,000	1,900,974
Republic of India	7.100	04-18-29	INR	723,000,000	8,691,897
Republic of India	7.260	02-06-33	INR	289,680,000	3,531,418
Republic of India	7.270	04-08-26	INR	69,990,000	839,833
Republic of India	7.380	06-20-27	INR	145,230,000	1,758,551
Indonesia 2.9%					52,402,462
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,070,256
Republic of Indonesia	3.050	03-12-51		4,315,000	3,088,133
Republic of Indonesia	3.550	03-31-32		2,940,000	2,743,549
Republic of Indonesia	3.850	10-15-30		1,100,000	1,060,943
Republic of Indonesia	5.125	04-15-27	IDR	30,632,000,000	1,919,034
Republic of Indonesia	6.125	05-15-28	IDR	66,668,000,000	4,262,826
Republic of Indonesia	6.375	08-15-28	IDR	126,058,000,000	8,148,778
Republic of Indonesia	6.375	04-15-32	IDR	28,762,000,000	1,830,498
Republic of Indonesia	6.500	06-15-25	IDR	8,527,000,000	551,957
Republic of Indonesia	6.500	02-15-31	IDR	128,889,000,000	8,264,733
Republic of Indonesia	6.625	05-15-33	IDR	87,567,000,000	5,655,043
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	6.625	02-15-34	IDR	42,160,000,000	$2,719,098
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,330,526
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,047,299
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,295,229
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,505,376
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,909,184
Ireland 0.2%					3,163,823
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,880,627
Republic of Ireland	1.100	05-15-29	EUR	1,230,000	1,283,196
Italy 0.2%					3,228,217
Republic of Italy	1.250	02-17-26		3,387,000	3,228,217
Japan 1.3%					23,173,555
Government of Japan	0.005	12-01-24	JPY	2,882,250,000	19,708,289
Government of Japan	0.005	03-20-27	JPY	511,400,000	3,465,266
Malaysia 0.7%					12,036,257
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,773,471
Government of Malaysia	3.828	07-05-34	MYR	12,530,000	2,915,036
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,471,642
Government of Malaysia	4.498	04-15-30	MYR	11,900,000	2,876,108
Mexico 0.8%					14,377,873
Government of Mexico	5.000	03-06-25	MXN	152,522,000	7,533,302
Government of Mexico	7.750	05-29-31	MXN	149,330,000	6,844,571
Netherlands 0.2%					4,564,129
BNG Bank NV	3.300	07-17-28	AUD	3,970,000	2,605,009
Kingdom of the Netherlands (A)	2.500	07-15-34	EUR	1,785,000	1,959,120
New Zealand 2.7%					48,345,605
Government of New Zealand	0.500	05-15-26	NZD	2,450,000	1,441,451
Government of New Zealand	2.750	04-15-25	NZD	13,155,000	8,121,634
Government of New Zealand	2.750	04-15-37	NZD	11,450,000	5,949,020
Government of New Zealand	3.500	04-14-33	NZD	9,050,000	5,343,133
Government of New Zealand	4.250	05-15-34	NZD	13,140,000	8,177,175
Government of New Zealand	4.250	05-15-36	NZD	6,918,000	4,247,851
Government of New Zealand	4.500	05-15-35	NZD	11,400,000	7,202,463
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	2,215,000	1,324,656
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	7,300,000	4,501,526
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	3,595,000	2,036,696
Norway 1.0%					18,737,213
Kingdom of Norway (A)	1.250	09-17-31	NOK	49,680,000	4,108,769
Kingdom of Norway (A)	2.125	05-18-32	NOK	113,695,000	9,895,008
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	627,332
Kingdom of Norway (A)	3.625	04-13-34	NOK	15,915,000	1,531,995
Kommunalbanken AS	2.500	08-03-32	AUD	3,140,000	1,817,295
Kommunalbanken AS	4.250	07-16-25	AUD	1,120,000	756,814
Philippines 1.7%					30,247,526
Republic of the Philippines	0.875	05-17-27	EUR	4,645,000	4,798,922
Republic of the Philippines	2.625	08-12-25	PHP	366,790,000	6,328,437
Republic of the Philippines	3.625	09-09-25	PHP	131,755,000	2,291,040
Republic of the Philippines	6.125	08-22-28	PHP	249,565,000	4,458,578
Republic of the Philippines	6.250	01-14-36	PHP	142,000,000	2,416,904
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Republic of the Philippines	6.500	05-19-29	PHP	213,960,000	$3,870,037
Republic of the Philippines	6.750	09-15-32	PHP	235,270,000	4,357,666
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,725,942
Qatar 0.1%					2,395,807
State of Qatar (A)	4.817	03-14-49		2,440,000	2,395,807
Singapore 0.7%					12,893,945
Republic of Singapore	2.375	06-01-25	SGD	7,030,000	5,366,708
Republic of Singapore	3.375	09-01-33	SGD	9,315,000	7,527,237
South Korea 1.9%					34,668,369
Republic of Korea	1.375	12-10-29	KRW	9,488,460,000	6,536,799
Republic of Korea	2.125	06-10-27	KRW	5,123,440,000	3,749,993
Republic of Korea	2.375	03-10-27	KRW	17,170,670,000	12,655,409
Republic of Korea	3.125	09-10-27	KRW	4,303,900,000	3,234,777
Republic of Korea	3.250	06-10-33	KRW	6,452,000,000	4,901,178
Republic of Korea	4.250	12-10-32	KRW	4,408,980,000	3,590,213
United Arab Emirates 0.1%					1,365,536
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,365,536
United Kingdom 1.2%					21,562,488
Government of the United Kingdom	0.500	01-31-29	GBP	9,795,000	11,150,905
Government of the United Kingdom	3.250	01-31-33	GBP	5,805,000	7,255,745

Government of the United Kingdom	4.250	03-07-36	GBP	2,375,000	3,155,838
Corporate bonds 40.3%					$720,427,521
(Cost $753,080,128)
Communication services 3.7%					65,949,614
Diversified telecommunication services 0.1%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,434,308
Entertainment 0.1%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		1,545,000	1,373,929
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,477,859
Media 1.9%
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,531,872
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	6,229,398
Charter Communications Operating LLC	5.750	04-01-48		5,595,000	4,857,384
Charter Communications Operating LLC	6.484	10-23-45		2,280,000	2,179,299
LCPR Senior Secured Financing DAC (A)(B)	5.125	07-15-29		3,535,000	2,854,522
News Corp. (A)	3.875	05-15-29		7,145,000	6,719,525
Sirius XM Radio, Inc. (A)	4.125	07-01-30		4,245,000	3,810,239
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	1,986,800
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		2,489,000	2,359,234
Wireless telecommunication services 1.5%
T-Mobile USA, Inc.	2.700	03-15-32		1,965,000	1,704,808
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,628,143
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	2,052,602
T-Mobile USA, Inc.	3.500	04-15-31		4,340,000	4,034,727
T-Mobile USA, Inc.	3.875	04-15-30		3,930,000	3,781,038
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	3,254,049
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,285,000	10,679,878
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 4.1%					$73,775,520
Automobiles 1.1%
Ford Motor Company	3.250	02-12-32		13,418,000	11,428,452
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,485,255
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,899,444
Ford Motor Credit Company LLC	4.542	08-01-26		1,160,000	1,146,866
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	1,460,000	1,920,835
Diversified consumer services 0.7%
Duke University	3.299	10-01-46		3,833,000	2,996,496
Massachusetts Institute of Technology	2.989	07-01-50		2,290,000	1,690,696
President and Fellows of Harvard College	3.300	07-15-56		3,515,000	2,676,495
The Washington University	3.524	04-15-54		7,585,000	6,044,594
Hotels, restaurants and leisure 2.3%
Carnival Corp. (A)	5.750	01-15-30	EUR	2,060,000	2,395,606
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		3,225,000	2,890,674
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,275,672
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	3,538,734
MGM Resorts International (B)	4.750	10-15-28		470,000	457,479
New Red Finance, Inc. (A)	3.500	02-15-29		4,854,000	4,526,307
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	1,750,401
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		5,430,000	5,562,427
Travel + Leisure Company (A)	4.500	12-01-29		4,124,000	3,845,553
Yum! Brands, Inc.	3.625	03-15-31		8,470,000	7,774,036
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	3,819,505
Yum! Brands, Inc. (A)	4.750	01-15-30		3,720,000	3,649,993
Consumer staples 2.8%					50,237,820
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		3,855,000	3,159,110
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		3,155,000	3,203,120
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,820,000	2,854,516
JBS USA LUX SA	3.625	01-15-32		4,140,000	3,720,144
JBS USA LUX SA	5.750	04-01-33		1,936,000	1,981,804
Kraft Heinz Foods Company	4.375	06-01-46		4,880,000	4,169,264
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	4,021,629
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,598,719
MARB BondCo PLC (A)	3.950	01-29-31		6,410,000	5,441,347
NBM US Holdings, Inc. (A)	7.000	05-14-26		3,158,000	3,174,204
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,125,909
Post Holdings, Inc. (A)	4.625	04-15-30		4,235,000	4,024,983
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,031,960
Post Holdings, Inc. (A)	5.625	01-15-28		2,117,000	2,111,529
Post Holdings, Inc. (A)	6.375	03-01-33		6,130,000	6,174,749
Personal care products 0.0%
Natura & Company Luxembourg Holdings Sarl (A)(B)	6.000	04-19-29		461,000	444,833
Energy 6.8%					121,961,443
Oil, gas and consumable fuels 6.8%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,421,648
Antero Resources Corp. (A)	5.375	03-01-30		3,725,000	3,679,868
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,660,873
Cenovus Energy, Inc.	5.400	06-15-47		2,411,000	2,313,107
Cenovus Energy, Inc.	6.750	11-15-39		8,010,000	8,956,480
Cheniere Energy Partners LP	4.000	03-01-31		6,505,000	6,135,575
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		3,795,000	$4,006,857
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,775,768
Continental Resources, Inc. (A)	5.750	01-15-31		4,811,000	4,879,082
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		3,530,000	3,638,798
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	4,696,403
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		1,910,000	1,910,329
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		5,545,000	5,899,619
Enterprise Products Operating LLC	3.125	07-31-29		4,165,000	3,946,039
EQT Corp. (A)	3.625	05-15-31		7,640,000	6,938,700
EQT Corp.	5.750	02-01-34		2,070,000	2,114,041
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		3,719,784	3,349,700
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,709,955
Occidental Petroleum Corp.	6.450	09-15-36		3,640,000	3,944,914
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,605,436
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,752,699
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,266,339
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,835,780
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	918,750
Pertamina Persero PT (A)(B)	3.650	07-30-29		1,085,000	1,033,636
Petrorio Luxembourg Holding Sarl (A)	6.125	06-09-26		2,400,000	2,376,949
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,547,161
QatarEnergy (A)	3.300	07-12-51		1,405,000	1,048,498
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55		2,265,000	2,333,630
Southwestern Energy Company	5.700	01-23-25		75,000	74,852
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,203,633
The Williams Companies, Inc.	3.500	11-15-30		5,255,000	4,923,782
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,717,799
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	543,133
Var Energi ASA (A)	7.500	01-15-28		1,755,000	1,872,576
Western Midstream Operating LP	4.050	02-01-30		3,060,000	2,929,034
Financials 7.9%					141,430,615
Banks 6.1%
Asian Development Bank	3.400	09-10-27	AUD	1,670,000	1,111,818
Asian Development Bank	3.625	01-22-29	NOK	28,000,000	2,637,756
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,934,257
Bank of America Corp. (1.776% to 5-4-26, then 3 month EURIBOR + 1.200%)	1.776	05-04-27	EUR	2,760,000	2,982,303
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,483,586
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	4,621,057
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)(D)	5.625	07-01-25		8,855,000	8,713,974
European Investment Bank	0.250	01-20-32	EUR	5,395,000	5,024,280
European Investment Bank	1.250	02-17-27	NOK	23,500,000	2,095,101
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,892,465
Inter-American Development Bank	2.750	10-30-25	AUD	1,095,000	728,587
Inter-American Development Bank	4.600	03-01-29	CAD	3,095,000	2,420,882
Inter-American Development Bank	4.700	10-03-30	AUD	4,945,000	3,417,077
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,293,034
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	1,935,000	1,384,444
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	2,530,000	1,860,897
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	4.250	07-29-27	NZD	3,712,000	$2,336,520
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	2,415,000	1,877,308
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	9,360,000	5,934,885
International Development Association	1.750	02-17-27	NOK	13,510,000	1,216,437
International Finance Corp.	0.500	10-08-25	NOK	45,610,000	4,132,774
International Finance Corp.	1.250	02-06-31	AUD	8,695,000	4,859,487
International Finance Corp.	3.635	08-26-33	AUD	3,710,000	2,339,680
International Finance Corp.	4.600	10-19-28	AUD	4,230,000	2,918,363
KfW	2.875	02-17-27	NOK	11,230,000	1,041,912
National Bank of Canada (5.600% to 7-2-26, then Overnight SOFR + 1.036%)	5.600	07-02-27		3,095,000	3,144,097
Nordic Investment Bank	3.000	08-23-27	NOK	25,590,000	2,377,120
Nordic Investment Bank	4.000	11-04-26	NOK	13,000,000	1,230,199
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	1,995,998
Realkredit Danmark A/S	1.000	01-01-26	DKK	20,470,000	2,966,295
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	3,040,000	1,919,871
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		7,915,000	8,208,942
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,385,000	2,965,228
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		5,180,000	5,548,236
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,661,549
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		3,300,000	2,917,300
Capital markets 0.9%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,626,536
MSCI, Inc. (A)	3.625	09-01-30		4,865,000	4,509,438
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,586,524
MSCI, Inc. (A)	3.875	02-15-31		3,660,000	3,422,937
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	670,000	674,175
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,785,436
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,139,665
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	2,076,186
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,300,000	2,441,830
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,154,152
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		7,990,000	8,820,017
Health care 3.0%					53,308,829
Health care equipment and supplies 0.2%
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	4,343,207
Health care providers and services 2.5%
Centene Corp.	2.500	03-01-31		4,160,000	3,531,544
Centene Corp.	3.000	10-15-30		6,540,000	5,810,381
Centene Corp.	3.375	02-15-30		7,055,000	6,459,949
Centene Corp.	4.625	12-15-29		1,170,000	1,138,284
HCA, Inc.	3.500	09-01-30		16,505,000	15,388,904
HCA, Inc.	5.600	04-01-34		8,210,000	8,436,920
Rede D’or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,257,185
Rede D’or Finance Sarl (A)	4.950	01-17-28		2,126,000	2,086,775
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	$2,161,341
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	1,391,000	1,498,928
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,195,411
Industrials 4.2%					75,075,996
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,154,169
DAE Funding LLC (A)	3.375	03-20-28		2,530,000	2,395,121
The Boeing Company	5.150	05-01-30		7,330,000	7,311,177
The Boeing Company	5.805	05-01-50		1,445,000	1,363,856
TransDigm, Inc. (A)	7.125	12-01-31		8,384,000	8,853,663
Building products 0.0%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,099,396
Ground transportation 0.2%
Indian Railway Finance Corp., Ltd. (A)(B)	3.249	02-13-30		2,545,000	2,361,976
Uber Technologies, Inc. (A)	8.000	11-01-26		1,405,000	1,409,769
Passenger airlines 2.2%
American Airlines, Inc. (A)	5.750	04-20-29		7,495,000	7,346,821
Delta Air Lines 2020-1 Class A Pass Through Trust (B)	2.500	12-10-29		1,325,021	1,238,028
Delta Air Lines, Inc.	4.375	04-19-28		4,580,000	4,454,432
Delta Air Lines, Inc. (A)	4.750	10-20-28		15,753,000	15,600,734
Delta Air Lines, Inc.	7.375	01-15-26		1,730,000	1,771,068
JetBlue Airways Corp. (A)	9.875	09-20-31		2,265,000	2,238,659
United Airlines, Inc. (A)	4.625	04-15-29		6,490,000	6,177,836
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		1,710,000	1,764,091
United Rentals North America, Inc.	3.875	02-15-31		6,395,000	5,902,336
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,449,808
United Rentals North America, Inc.	5.500	05-15-27		183,000	183,056
Information technology 0.6%					10,761,361
IT services 0.3%
Gartner, Inc. (A)	3.750	10-01-30		5,765,000	5,338,253
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		1,415,000	1,275,055
Dell International LLC	8.350	07-15-46		3,112,000	4,148,053
Materials 2.9%					51,893,711
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,328,000	2,045,076
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50		990,000	761,428
Construction materials 0.2%
Cemex SAB de CV (A)	3.875	07-11-31		4,020,000	3,657,981
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,361,469
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	3,942,211
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,293,581
Ball Corp.	1.500	03-15-27	EUR	199,000	210,074
Ball Corp.	2.875	08-15-30		9,750,000	8,617,460
Ball Corp.	6.875	03-15-28		5,495,000	5,687,320
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Berry Global, Inc. (A)	5.625	07-15-27		3,260,000	$3,254,972
Metals and mining 1.1%
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		2,153,000	1,977,279
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,237,527
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,879,654
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	3,036,661
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	623,327
Freeport-McMoRan, Inc.	4.625	08-01-30		2,050,000	2,027,679
Freeport-McMoRan, Inc.	5.400	11-14-34		2,425,000	2,472,133
Freeport-McMoRan, Inc.	5.450	03-15-43		5,930,000	5,807,879
Real estate 1.6%					28,966,869
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		970,000	893,470
Host Hotels & Resorts LP	3.500	09-15-30		975,000	891,336
Specialized REITs 1.5%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	2,043,621
American Tower Corp.	1.950	05-22-26	EUR	785,000	849,918
American Tower Trust I (A)	5.490	03-15-28		3,605,000	3,663,361
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,979,937
SBA Communications Corp.	3.875	02-15-27		8,735,000	8,450,111
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,249,813
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,357,039
VICI Properties LP	5.125	05-15-32		3,630,000	3,588,263
Utilities 2.7%					47,065,743
Electric utilities 2.0%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		7,040,000	7,340,945
Brazos Securitization LLC (A)	5.014	03-01-34		3,078,170	3,115,874
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		845,000	864,004
EDP Finance BV	1.875	09-21-29	EUR	500,000	516,979
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		6,930,000	6,952,730
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (A)	7.625	12-15-54		1,990,000	2,062,444
FirstEnergy Corp.	2.250	09-01-30		3,545,000	3,084,292
FirstEnergy Corp.	2.650	03-01-30		3,940,000	3,557,852
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		1,414,000	1,391,629
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		3,805,000	3,885,343
Rayburn Country Securitization LLC (A)	3.354	12-01-51		2,410,000	1,845,667
United Electric Securitization LLC (A)	5.109	06-01-33		738,370	746,912
Independent power and renewable electricity producers 0.3%
DPL, Inc.	4.125	07-01-25		4,630,000	4,545,127
The AES Corp. (A)	3.950	07-15-30		725,000	684,473
Multi-utilities 0.4%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		870,000	906,089
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,900,000	4,148,563

E.ON SE	0.625	11-07-31	EUR	1,530,000	1,416,820
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 2.5%				$44,685,939
(Cost $47,734,012)
Communication services 0.4%				6,861,012
Media 0.4%
Liberty Broadband Corp. (A)	3.125	03-31-53	4,065,000	4,053,212
Liberty Media Corp. (A)	2.375	09-30-53	2,525,000	2,807,800
Consumer discretionary 0.5%				9,025,808
Hotels, restaurants and leisure 0.3%
Carnival Corp.	5.750	12-01-27	2,130,000	3,181,155
Marriott Vacations Worldwide Corp.	3.250	12-15-27	2,485,000	2,273,775
Specialty retail 0.2%
Burlington Stores, Inc. (A)	1.250	12-15-27	2,505,000	3,570,878
Industrials 0.9%				16,260,576
Ground transportation 0.3%
Uber Technologies, Inc. (A)	0.875	12-01-28	4,255,000	5,171,102
Passenger airlines 0.6%
Air Canada	4.000	07-01-25	1,900,000	1,906,275
American Airlines Group, Inc.	6.500	07-01-25	5,555,000	5,657,768
Southwest Airlines Company	1.250	05-01-25	3,530,000	3,525,431
Utilities 0.7%				12,538,543
Electric utilities 0.5%
The Southern Company (A)	4.500	06-15-27	4,705,000	5,050,818
TXNM Energy, Inc. (A)	5.750	06-01-54	3,230,000	3,353,711
Multi-utilities 0.1%
CenterPoint Energy, Inc.	4.250	08-15-26	2,125,000	2,120,750
Water utilities 0.1%

American Water Capital Corp.	3.625	06-15-26	1,980,000	2,013,264

Municipal bonds 1.7%				$29,971,208
(Cost $29,398,294)
City of Jacksonville (Florida)	2.050	10-01-31	2,395,000	2,059,441
Commonwealth of Massachusetts	2.900	09-01-49	2,430,000	1,778,410
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39	2,580,000	2,673,175
Massachusetts Educational Financing Authority	5.950	07-01-44	4,125,000	4,199,731
Massachusetts Water Resources Authority	3.224	08-01-44	5,365,000	4,202,193
South Carolina Public Service Authority	5.740	01-01-30	1,215,000	1,262,112
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,322,000	1,228,929
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,646,000	1,451,220
State Board of Administration Finance Corp. (Florida)	5.526	07-01-34	2,925,000	3,033,232
State of Minnesota	2.625	06-01-37	3,630,000	2,984,789

University of Virginia	2.256	09-01-50	8,090,000	5,097,976
Term loans (E) 2.1%				$37,346,042
(Cost $37,371,396)
Consumer discretionary 1.0%				16,895,697
Hotels, restaurants and leisure 1.0%
Carnival Corp., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.997	10-18-28	2,508,000	2,509,781
Carnival Corp., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	7.997	08-08-27	1,886,545	1,892,450
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.997	09-20-30	10,890,000	10,796,455
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel + Leisure Company, 2023 Term Loan B (1 month CME Term SOFR + 3.250%)	8.661	12-14-29	1,695,739	$1,697,011
Health care 0.1%				2,061,545
Health care equipment and supplies 0.1%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	10-23-28	2,060,000	2,061,545
Industrials 1.0%				18,388,800
Aerospace and defense 0.1%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	7.843	02-28-31	1,850,000	1,851,647
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	8.085	03-22-30	663,338	665,805
Construction and engineering 0.3%
AECOM, 2024 Term Loan B (1 month CME Term SOFR + 1.875%)	7.122	04-18-31	4,915,000	4,960,071
Passenger airlines 0.4%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.294	04-20-28	2,193,750	2,268,074
United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	8.033	02-22-31	5,316,675	5,324,969
Trading companies and distributors 0.2%

United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.997	02-14-31	3,301,725	3,318,234

Collateralized mortgage obligations 5.7%				$101,666,435
(Cost $101,847,312)
Commercial and residential 3.9%				69,714,276
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	770,690	750,383
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(C)	7.241	08-15-41	2,455,000	2,451,824
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(C)	6.372	12-15-38	2,252,643	2,227,330
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(C)	6.151	09-15-36	1,665,000	1,649,430
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(C)	6.729	03-15-41	3,840,725	3,828,723
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,880,000	1,886,618
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(C)	7.502	08-15-39	3,022,922	3,026,697
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(C)	8.001	08-15-41	2,316,265	2,316,241
Series 2024-BIO, Class C (1 month CME Term SOFR + 2.640%) (A)(C)	7.977	02-15-41	1,775,000	1,746,749
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(C)	6.704	12-15-37	2,141,400	2,140,062
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	5,126,113
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	6.015	10-12-40	2,345,000	2,405,539
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(F)	4.550	04-25-67	1,456,431	1,474,718
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	167,453	164,548
DBCG Mortgage Trust
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-BBG, Class A (Prime rate + 0.000%) (A)(C)	8.500	06-15-34	3,493,779	$3,493,798
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,674,062	1,670,128
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	8,664,258	144,571
Series 2007-4, Class ES IO	0.350	07-19-47	8,710,214	114,650
Series 2007-6, Class ES IO (A)	0.343	08-19-37	9,557,359	119,458
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(C)	7.826	08-15-39	3,215,000	3,218,014
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (A)(C)	9.022	08-15-39	980,000	979,999
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	6.632	05-15-39	3,945,000	3,859,522
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	7.131	05-15-39	5,255,000	5,032,093
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(C)	7.430	05-15-39	2,425,000	2,282,046
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(C)	6.892	06-25-57	323,936	327,400
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40	4,550,000	4,652,553
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(C)	6.729	05-15-39	5,240,000	5,210,548
Towd Point Mortgage Trust
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	97,797	96,643
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	4,144,429	4,128,836
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	1,007,985	1,013,582
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	2,187,014	2,175,460
U.S. Government Agency 1.8%				31,952,159
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(C)	7.349	04-25-42	2,538,228	2,570,427
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(C)	7.549	05-25-42	2,464,105	2,505,615
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(C)	8.699	05-25-42	2,000,000	2,098,481
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(C)	7.849	03-25-52	1,786,340	1,815,150
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(C)	8.849	03-25-42	365,000	383,185
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(C)	9.349	07-25-42	1,550,000	1,652,187
Series 2024-HQA1, Class A1 (30 day Average SOFR + 1.250%) (A)(C)	6.599	03-25-44	4,587,216	4,600,103
Series 2024-HQA1, Class M1 (30 day Average SOFR + 1.250%) (A)(C)	6.599	03-25-44	2,637,908	2,644,440
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(C)	6.349	12-25-41	677,531	676,692
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(C)	7.449	03-25-42	330,914	336,095
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(C)	7.349	03-25-42	913,158	925,641
Series 2022-R05, Class 2M1 (30 day Average SOFR + 1.900%) (A)(C)	7.249	04-25-42	1,379,781	1,390,810
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(C)	8.099	05-25-42	1,263,508	1,299,338
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(C)	8.298	06-25-42	2,172,643	$2,243,888
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(C)	7.848	09-25-42	1,516,838	1,545,948
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(C)	7.748	12-25-42	1,961,142	2,019,500
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(C)	7.849	04-25-43	1,576,453	1,604,807

Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(C)	7.049	07-25-43	1,631,750	1,639,852
Asset backed securities 1.2%				$21,425,120
(Cost $21,330,243)
Asset backed securities 1.2%				21,425,120
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,489,254
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,841,950	1,788,126
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,729,000	1,696,936
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,584,788	3,544,593
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	693,037	666,813
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	2,406,900	2,453,060
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	248,994	248,623
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,668,750	1,662,066
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	3,255,000	3,361,621
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	3,520,000	3,514,028

	Shares	Value
Preferred securities 0.7%		$12,599,570
(Cost $12,953,606)
Utilities 0.7%		12,599,570
Electric utilities 0.7%
NextEra Energy, Inc., 6.926% (B)	186,115	8,386,342
NextEra Energy, Inc., 7.299%	79,600	4,213,228

	Yield (%)	Shares	Value
Short-term investments 4.6%			$82,382,957
(Cost $82,391,702)
Short-term funds 4.6%			82,382,957
John Hancock Collateral Trust (G)	5.2747(H)	8,238,626	82,382,957

Total investments (Cost $1,848,521,865) 100.1%	$1,790,334,414
Other assets and liabilities, net (0.1%)	(1,133,422)
Total net assets 100.0%	$1,789,200,992

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $455,811,069 or 25.5% of the fund’s net assets as of 8-31-24.
(B)	All or a portion of this security is on loan as of 8-31-24. The value of securities on loan amounted to $20,187,711.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $20,569,883.
(H)	The rate shown is the annualized seven-day yield as of 8-31-24.
The fund had the following country composition as a percentage of net assets on 8-31-24:
United States	61.7%
Canada	7.2%
Indonesia	3.3%
Supranational	3.2%
New Zealand	2.7%
Australia	2.7%
United Kingdom	2.5%
South Korea	1.9%
Philippines	1.7%
India	1.5%
Other countries	11.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,066	Short	Dec 2024	$(121,705,546)	$(121,057,546)	$648,000
U.S. Treasury Long Bond Futures	20	Short	Dec 2024	(2,494,342)	(2,462,500)	31,842
						$679,842
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	23,928,862	NZD	26,207,130	GSI	9/18/2024	—	$(182,090)
AUD	23,928,862	NZD	26,044,892	HUS	9/18/2024	—	(80,662)
AUD	8,531,666	USD	5,640,694	ANZ	9/18/2024	$136,088	—
AUD	23,462,082	USD	15,329,822	JPM	9/18/2024	556,330	—
AUD	16,326,747	USD	10,827,196	MSCS	9/18/2024	227,627	—
CAD	6,868,962	USD	5,012,652	CIBC	9/18/2024	86,823	—
CAD	7,669,441	USD	5,573,994	CITI	9/18/2024	119,751	—
CAD	11,494,447	USD	8,365,682	GSI	9/18/2024	167,724	—
CAD	11,557,164	USD	8,440,279	RBC	9/18/2024	139,688	—
EUR	4,554,417	NOK	52,367,671	CIBC	9/18/2024	98,375	—
EUR	9,108,834	NOK	104,637,731	JPM	9/18/2024	205,957	—
EUR	10,666,435	NOK	124,122,849	MSCS	9/18/2024	91,001	—
EUR	30,045,271	USD	33,040,693	HUS	9/18/2024	192,690	—
EUR	1,037,000	USD	1,125,483	JPM	9/18/2024	21,553	—
EUR	1,530,000	USD	1,660,852	SCB	9/18/2024	31,497	—
EUR	10,022,146	USD	11,089,204	SSB	9/18/2024	—	(3,605)
EUR	10,000,979	USD	10,839,381	UBS	9/18/2024	222,805	—
GBP	1,290,000	USD	1,656,802	JPM	9/18/2024	37,605	—
JPY	771,675,536	USD	5,322,992	BARC	9/18/2024	—	(33,654)
JPY	758,320,691	USD	5,175,226	GSI	9/18/2024	22,573	—
JPY	897,057,356	USD	6,210,272	MSCS	9/18/2024	—	(61,522)
MXN	158,631,783	USD	8,550,175	BARC	9/18/2024	—	(513,211)
MXN	11,956,709	USD	663,039	BOA	9/18/2024	—	(57,261)
MXN	93,399,029	USD	4,975,569	CITI	9/18/2024	—	(243,574)
MXN	38,855,660	USD	1,943,735	GSI	9/18/2024	24,859	—
MXN	80,710,559	USD	4,311,149	MSCS	9/18/2024	—	(222,006)
MXN	157,299,135	USD	8,098,548	SSB	9/18/2024	—	(129,102)
NOK	125,156,944	EUR	10,666,435	BARC	9/18/2024	6,535	—
NOK	58,354,542	EUR	5,097,535	CIBC	9/18/2024	—	(134,442)
NOK	62,083,461	EUR	5,430,199	GSI	9/18/2024	—	(150,694)
NOK	188,212,102	EUR	16,401,197	JPM	9/18/2024	—	(389,389)
NOK	61,968,883	EUR	5,430,199	RBC	9/18/2024	—	(161,501)
NZD	12,247,064	AUD	11,028,870	ANZ	9/18/2024	189,041	—
NZD	24,560,696	AUD	22,057,740	BARC	9/18/2024	419,699	—
NZD	57,170,036	AUD	51,835,691	HUS	9/18/2024	643,943	—
NZD	12,286,470	AUD	11,028,870	MSCS	9/18/2024	213,677	—
NZD	21,755,158	USD	12,841,058	CITI	9/18/2024	759,935	—
NZD	11,866,450	USD	7,054,605	HUS	9/18/2024	364,119	—
NZD	2,125,000	USD	1,291,445	RBC	9/18/2024	37,072	—
NZD	1,260,000	USD	765,756	SCB	9/18/2024	21,977	—
SGD	12,533,713	USD	9,589,094	CIBC	9/18/2024	23,960	—
SGD	26,406,810	USD	19,518,672	GSI	9/18/2024	734,716	—
SGD	63,925,776	USD	48,340,163	HUS	9/18/2024	689,358	—
SGD	2,135,916	USD	1,595,000	JPM	9/18/2024	43,195	—
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	12,531,508	USD	9,589,094	RBC	9/18/2024	$22,268	—
SGD	565,000	USD	421,921	SSB	9/18/2024	11,420	—
SGD	51,490,141	USD	38,696,860	UBS	9/18/2024	794,831	—
USD	837,546	AUD	1,259,372	UBS	9/18/2024	—	$(15,174)
USD	8,983,894	CAD	12,277,706	CIBC	9/18/2024	—	(130,999)
USD	17,140,704	CAD	23,386,111	CITI	9/18/2024	—	(220,999)
USD	1,908,884	CAD	2,617,330	JPM	9/18/2024	—	(34,206)
USD	2,503,781	CAD	3,419,720	MSCS	9/18/2024	—	(34,997)
USD	16,582,157	CAD	22,613,648	RBC	9/18/2024	—	(206,077)
USD	4,682,419	DKK	32,356,207	UBS	9/18/2024	—	(116,272)
USD	83,489,161	EUR	76,834,721	CITI	9/18/2024	—	(1,498,513)
USD	15,021,621	EUR	13,440,545	JPM	9/18/2024	154,897	—
USD	11,219,956	EUR	10,248,969	RBC	9/18/2024	—	(116,534)
USD	12,843,623	EUR	11,579,753	SSB	9/18/2024	35,139	—
USD	28,183,157	GBP	22,085,625	MSCS	9/18/2024	—	(826,183)
USD	7,762,638	JPY	1,130,737,688	GSI	9/18/2024	12,160	—
USD	15,525,579	JPY	2,210,028,412	SSB	9/18/2024	377,259	—
USD	1,721,914	MXN	31,525,509	BARC	9/18/2024	124,697	—
USD	13,181,210	MXN	247,250,508	CITI	9/18/2024	654,440	—
USD	2,187,193	MXN	40,110,497	GSI	9/18/2024	155,023	—
USD	2,523,684	MXN	46,616,236	JPM	9/18/2024	161,906	—
USD	12,471,543	MXN	231,831,978	SSB	9/18/2024	725,942	—
USD	20,347,507	NOK	216,604,560	BARC	9/18/2024	—	(82,609)
USD	68,668,125	NZD	110,877,285	ANZ	9/18/2024	—	(650,667)
USD	864,871	NZD	1,467,234	GSI	9/18/2024	—	(52,421)
USD	7,167,041	NZD	11,413,358	HUS	9/18/2024	31,583	—
USD	2,212,291	NZD	3,714,898	JPM	9/18/2024	—	(110,207)
USD	25,944,576	NZD	41,847,594	MSCS	9/18/2024	—	(217,903)
USD	59,064,980	NZD	95,569,552	SSB	9/18/2024	—	(683,649)
USD	10,719,394	SGD	14,347,457	CITI	9/18/2024	—	(284,758)
USD	9,575,634	SGD	12,623,366	GSI	9/18/2024	—	(106,182)
USD	129,993,428	SGD	174,079,224	HUS	9/18/2024	—	(3,521,118)
USD	9,562,109	SGD	12,799,084	MSCS	9/18/2024	—	(254,478)
USD	9,669,797	SGD	12,788,258	RBC	9/18/2024	—	(138,487)
USD	9,669,797	SGD	12,976,442	SSB	9/18/2024	—	(282,820)
USD	28,915,227	SGD	38,646,913	UBS	9/18/2024	—	(726,019)
						$9,791,738	$(12,673,985)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
18	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$291,568,515	—	$291,568,515	—
Foreign government obligations	448,261,107	—	448,261,107	—
Corporate bonds	720,427,521	—	720,427,521	—
Convertible bonds	44,685,939	—	44,685,939	—
Municipal bonds	29,971,208	—	29,971,208	—
Term loans	37,346,042	—	37,346,042	—
Collateralized mortgage obligations	101,666,435	—	101,666,435	—
Asset backed securities	21,425,120	—	21,425,120	—
Preferred securities	12,599,570	$12,599,570	—	—
Short-term investments	82,382,957	82,382,957	—	—
Total investments in securities	$1,790,334,414	$94,982,527	$1,695,351,887	—
Derivatives:
Assets
Futures	$679,842	$679,842	—	—
Forward foreign currency contracts	9,791,738	—	$9,791,738	—
Liabilities
Forward foreign currency contracts	(12,673,985)	—	(12,673,985)	—
|	19

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	8,238,626	$52,482,104	$135,741,693	$(105,846,921)	$1,835	$4,246	$592,633	—	$82,382,957
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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